Property and Equipment, Net (Details) - USD ($)		12 Months Ended
	Jun. 28, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Pursuant of purchase agreement	$ 1,300,000
Denotes amount		$ 1,000
Depreciation expense		$ 11,000	$ 24,000